8. OTHER CURRENT LIABILITIES (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities, Current [Abstract]
Accrued interest	$ 570,741	$ 1,165,335	$ 1,032,110
Accrued legal fees	179,465	179,465	179,465
Accrued liquidated damages	362,800	362,800	437,800
Other accrued liabilities	103,598	147,774	155,610
Total other current liabilities	$ 1,216,604	$ 1,855,374	$ 1,804,985